Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss for the period	£ (94,375)	£ (245,224)	£ (12,326)
Adjustments to cash flows from non-cash items
Depreciation and amortization	1,772	765	542
Depreciation on right of use assets	410	177	140
Finance (income)/costs	(3,174)	(32,498)	98
Related party finance costs		483	709
Share based payment transactions	23,189	101,608	96
Warrant expense		111,611
Net exchange differences		853
Income tax expense			4
Goodwill impairment	1,473
Working capital adjustments	(70,705)	(62,225)	(10,737)
Increase in trade and other receivables	(6,206)	(9,126)	(2,062)
(Decrease)/Increase in trade and other payables	(26,803)	43,801	787
Net cash flows used in operating activities	(103,714)	(27,550)	(12,012)
Cash flows from investing activities
Increase in deposits	(59,250)
Acquisitions of property plant and equipment	(1,436)	(790)	(155)
Acquisition of intangible assets	(571)	(2,565)	(233)
Rent guarantee deposits	(1,700)
Deferred consideration proceeds/(payments)		1	(300)
Net cash flows used in investing activities	(62,957)	(3,354)	(688)
Cash flows from financing activities
Proceeds from convertible loan notes		166,981
Proceeds from related party borrowings		2,945	5,600
Repayment of related party borrowings		(737)
Payments to lease creditors	(484)	(240)	(220)
Proceeds from related party investment		3,779
Cash acquired as part of Business Combination		4,728
Proceeds from PIPE		67,257
Proceeds from equity subscription line	7,733
Movement in net parent investment			7,130
Net cashflows generated from financing activities	7,249	244,713	12,510
Net (decrease)/increase in cash at bank	(159,422)	213,809	(190)
Cash at bank as at January 1	212,660	839	1,029
Effect of foreign exchange rate changes	9,689	(1,988)
Cash at bank as at December 31	£ 62,927	£ 212,660	£ 839